MAINLAND CHINA CONTRIBUTION PLAN - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
MAINLAND CHINA CONTRIBUTION PLAN
Contribution to employee benefits	$ 686	$ 1,056	$ 1,088